UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06379

        Nuveen Insured Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) January 31, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 11.2% (7.4% of Total Investments)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 1996A:
$ 7,465	5.875%, 11/15/19 (Pre-refunded 11/15/06) – MBIA Insured	11/06 at 102.00	AAA	$7,762,107
1,750	5.875%, 11/15/26 (Pre-refunded 11/15/06) – MBIA Insured	11/06 at 102.00	AAA	1,819,650
11,175	Hoover Board of Education, Alabama, Capital Outlay Tax Anticipation Warrants, Series 2001,	2/11 at 100.00	AAA	11,872,097
	5.250%, 2/15/22 – MBIA Insured
3,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 – MBIA	6/15 at 100.00	AAA	3,894,300
	Insured
	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A:
10,815	5.000%, 2/01/33 (Pre-refunded 2/01/09) – FGIC Insured	2/09 at 101.00	AAA	11,390,250
9,790	5.000%, 2/01/33 (Pre-refunded 2/01/09) – FGIC Insured	2/09 at 101.00	AAA	10,327,961
29,860	5.750%, 2/01/38 (Pre-refunded 2/01/09) – FGIC Insured	2/09 at 101.00	AAA	32,134,735
2,500	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B, 5.125%,	8/12 at 100.00	AAA	2,719,500
	2/01/42 (Pre-refunded 8/01/12) – FGIC Insured
	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D:
425	5.000%, 2/01/38 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	457,474
14,800	5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	15,993,176
18,760	Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants, Series 2001A, 5.000%,	2/11 at 101.00	AAA	20,113,346
	2/01/41 (Pre-refunded 2/01/11) – FGIC Insured
10,195	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A, 5.375%, 2/01/27 –	2/07 at 100.00	AAA	10,363,829
	FGIC Insured
5,240	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.000%, 2/01/41	2/11 at 101.00	AAA	5,635,463
	(Pre-refunded 2/01/11) – FGIC Insured
6,000	University of Alabama, Tuscaloosa, General Revenue Bonds, Series 2004A, 5.000%, 7/01/29 – MBIA	7/14 at 100.00	AAA	6,265,740
	Insured

132,525	Total Alabama			140,749,628

	Alaska – 1.4% (0.9% of Total Investments)
3,190	Alaska Housing Finance Corporation, Collateralized Veterans Mortgage Program Bonds, First	12/09 at 100.00	AAA	3,326,787
	Series 1999A-1, 6.150%, 6/01/39
11,245	Alaska Housing Finance Corporation, General Mortgage Revenue Bonds, Series 1999A, 6.050%,	6/09 at 100.00	AAA	11,606,977
	6/01/39 – MBIA Insured
3,000	Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series 1998A, 5.250%, 7/01/14 –	7/08 at 100.00	AAA	3,079,200
	AMBAC Insured (Alternative Minimum Tax)

17,435	Total Alaska			18,012,964

	Arizona – 2.4% (1.5% of Total Investments)
	Arizona State University, Certificates of Participation, Resh Infrastructure Projects, Series
	2005A:
2,000	5.000%, 9/01/25 – AMBAC Insured	3/15 at 100.00	AAA	2,097,380
2,000	5.000%, 9/01/27 – AMBAC Insured	3/15 at 100.00	AAA	2,088,220
1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	AAA	1,048,570
1,000	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AAA	1,057,280
	Series 2004A, 5.000%, 7/01/22 – FSA Insured
3,200	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24 – FSA	7/15 at 100.00	AAA	3,385,824
	Insured
1,150	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AAA	1,204,234
	Series 2004, 5.000%, 7/01/27 – MBIA Insured
13,490	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	13,855,579
	2005, 4.750%, 7/01/25 – MBIA Insured
4,815	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	7/06 at 101.00	AAA	4,884,095
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured

28,655	Total Arizona			29,621,182

	Arkansas – 0.4% (0.3% of Total Investments)
	Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas Children’s Hospital, Series 2005:
2,000	5.000%, 3/01/25 – AMBAC Insured	3/15 at 100.00	AAA	2,082,900
3,000	5.000%, 3/01/30 – AMBAC Insured	3/15 at 100.00	AAA	3,094,920

5,000	Total Arkansas			5,177,820

	California – 29.6% (19.4% of Total Investments)
10,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	10,619,400
	12/01/21 – AMBAC Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
30,000	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	33,310,499
35,000	5.375%, 5/01/18 (Pre-refunded 5/01/12) – AMBAC Insured	5/12 at 101.00	AAA	38,862,245
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
3,700	5.000%, 12/01/24 – MBIA Insured	12/14 at 100.00	AAA	3,903,796
2,820	5.000%, 12/01/27 – MBIA Insured	12/14 at 100.00	AAA	2,960,464
	California Rural Home Mortgage Finance Authority, GNMA Mortgage-Backed Securities Program
	Single Family Mortgage Revenue Bonds, Series 1996A:
70	7.550%, 11/01/26 (Alternative Minimum Tax)	No Opt. Call	AAA	70,722
60	7.750%, 5/01/27 (Alternative Minimum Tax)	No Opt. Call	AAA	60,646
4,500	California, General Obligation Bonds, Series 1998, 5.000%, 10/01/19 – FGIC Insured	10/08 at 101.00	AAA	4,713,345
3,500	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	AAA	3,688,020
	Bonds, Series 2005A, 5.000%, 8/01/26 – FGIC Insured
20,000	Cucamonga County Water District, San Bernardino County, California, Certificates of	9/11 at 101.00	AAA	20,664,400
	Participation, Water Shares Purchase, Series 2000, 5.125%, 9/01/35 – FGIC Insured
5,750	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/15 at 100.00	AAA	6,049,633
	System Subordinated Revenue Bonds, Series 2005A, 5.000%, 6/01/27 – MBIA Insured
3,190	El Camino Community College District, California, General Obligation Bonds, Series 2005,	8/15 at 100.00	AAA	3,441,372
	5.000%, 8/01/18 – FSA Insured
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AAA	10,319,300
	Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured
4,000	Kern Community College District, California, General Obligation Bonds, Series 2005, 5.000%,	11/15 at 100.00	AAA	4,295,000
	11/01/20 – FSA Insured
5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	AAA	5,261,950
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
2,740	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22	8/16 at 102.00	AAA	2,895,057
	(WI/DD, Settling 5/04/06) – FGIC Insured (Alternative Minimum Tax)
20,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	21,120,800
	5.000%, 7/01/21 – FSA Insured
12,500	Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%,	7/06 at 102.00	AAA	12,893,750
	7/01/26 (Pre-refunded 7/01/06) – MBIA Insured
6,205	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	AAA	6,403,498
	(Alternative Minimum Tax)
	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project,
	Series 2001:
15,000	5.200%, 6/15/30 – AMBAC Insured	12/11 at 101.00	AAA	15,710,550
5,000	5.125%, 6/15/33 – AMBAC Insured	12/11 at 101.00	AAA	5,175,250
2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	AAA	2,103,111
	5.000%, 6/01/30 – FGIC Insured
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	7/13 at 100.00	AAA	6,262,140
	Series 2003, 5.000%, 7/01/26 – FSA Insured
2,285	Rio Hondo Community College District, California, General Obligation Bonds, Series 2005A,	8/15 at 100.00	AAA	2,450,114
	5.000%, 8/01/20 – FGIC Insured
2,970	Riverside Community College District, California, General Obligation Bonds, Series 2005,	8/15 at 100.00	AAA	3,162,931
	5.000%, 8/01/22 – FSA Insured
2,500	Sacramento County Sanitation Financing Authority, California, Revenue Bonds, Series 2005B,	12/15 at 100.00	AAA	2,612,775
	4.750%, 12/01/21 – FGIC Insured
6,500	Salinas, California, GNMA Collateralized Housing Facility Revenue Refunding Bonds, Villa Serra	7/06 at 100.00	AAA	6,550,830
	Project, Series 1994A, 6.600%, 7/20/30
13,710	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AAA	14,155,986
	International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/26 – MBIA Insured
	(Alternative Minimum Tax)
11,500	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AAA	11,872,370
	2001, 5.125%, 7/01/36 – AMBAC Insured
	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series
	2005A:
1,165	5.000%, 7/01/21 – MBIA Insured	7/15 at 100.00	AAA	1,244,779
1,220	5.000%, 7/01/22 – MBIA Insured	7/15 at 100.00	AAA	1,298,641
1,280	5.000%, 7/01/23 – MBIA Insured	7/15 at 100.00	AAA	1,358,413
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AAA	34,335,439
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
31,615	5.250%, 1/15/30 – MBIA Insured	1/07 at 102.00	AAA	32,707,614
21,500	0.000%, 1/15/32 – MBIA Insured	No Opt. Call	AAA	6,283,375
12,525	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/10 at 101.00	AAA	13,160,519
	Project, Series 2002, 5.000%, 8/01/20 – MBIA Insured
11,000	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	AAA	13,589,180
	Housing Facility, Series 1994A, 6.250%, 7/01/24 – MBIA Insured
5,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	AAA	5,149,650
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured

398,525	Total California			370,717,564

	Colorado – 6.9% (4.6% of Total Investments)
1,900	Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space, Series 2005B, 5.250%, 11/01/24 –	11/15 at 100.00	AAA	2,062,089
	FSA Insured
1,000	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AAA	1,045,510
	6/15/25 – MBIA Insured
10,545	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996D, 5.500%, 11/15/25 –	11/06 at 101.00	AAA	10,803,985
	MBIA Insured
4,950	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	AAA	5,100,035
	Hotel, Series 2003A, 5.000%, 12/01/33 – XLCA Insured
1,740	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation	12/14 at 100.00	Aaa	1,821,780
	Bonds, Series 2005B, 5.000%, 12/15/28 – FSA Insured
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/23 –	No Opt. Call	AAA	16,018,495
	MBIA Insured
30,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35 –	9/10 at 102.00	AAA	33,890,471
	MBIA Insured
11,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/15	9/10 at 74.80	AAA	7,452,172
	(Pre-refunded 9/01/10) – MBIA Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AAA	3,600,000
	MBIA Insured
1,250	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	1,320,050
	12/15/24 – FSA Insured
2,500	Summit County School District RE-1, Summit, Colorado, General Obligation Bonds, Series 2004B,	12/14 at 100.00	Aaa	2,639,575
	5.000%, 12/01/24 – FGIC Insured
1,250	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 – FGIC	6/15 at 100.00	AAA	1,309,263
	Insured

113,730	Total Colorado			87,063,425

	Connecticut – 0.8% (0.5% of Total Investments)
2,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/15 at 100.00	AAA	2,263,653
	University System, Series 2005G, 5.000%, 11/01/19 – FSA Insured
4,000	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/24 – MBIA Insured	12/14 at 100.00	AAA	4,238,440
3,335	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/15 at 100.00	AAA	3,532,032
	Revenue Bonds, Series 2005A, 5.000%, 11/15/25 – MBIA Insured

9,435	Total Connecticut			10,034,125

	Delaware – 0.3% (0.2% of Total Investments)
3,400	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	AAA	3,591,386
	1/01/24 – MBIA Insured

	District of Columbia – 1.0% (0.7% of Total Investments)
1,895	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	6/06 at 100.00	AAA	1,901,841
	Revenue Bonds, Series 1990B, 7.100%, 12/01/24 (Alternative Minimum Tax)
	District of Columbia Water and Sewerage Authority, Subordinate Lien Public Utility Revenue
	Bonds, Series 2003:
5,000	5.125%, 10/01/24 – FGIC Insured	10/13 at 100.00	AAA	5,300,550
5,000	5.125%, 10/01/25 – FGIC Insured	10/13 at 100.00	AAA	5,310,300

11,895	Total District Of Columbia			12,512,691

	Florida – 6.5% (4.3% of Total Investments)
6,020	Board of Regents, Florida State University, Housing Facility Revenue Bonds, Series 2005A,	5/15 at 101.00	AAA	6,332,799
	5.000%, 5/01/27 – MBIA Insured
3,445	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/24 –	10/14 at 100.00	AAA	3,631,753
	MBIA Insured
1,000	Hillsborough County School Board, Florida, Certificates of Participation, Master Lease	7/15 at 100.00	AAA	1,048,570
	Program, Series 2005A, 5.000%, 7/01/26 – MBIA Insured
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
645	5.000%, 5/01/25 – MBIA Insured	5/15 at 102.00	Aaa	684,010
1,830	5.000%, 5/01/27 – MBIA Insured	5/15 at 102.00	Aaa	1,932,315
4,425	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds,	11/12 at 100.00	AAA	4,797,231
	Mayo Clinic, Series 2001C, 5.500%, 11/15/36 – MBIA Insured
1,505	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 –	10/14 at 100.00	AAA	1,601,185
	AMBAC Insured
2,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 –	10/13 at 100.00	AAA	2,087,180
	MBIA Insured
35,920	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	37,452,346
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)
2,150	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002A,	10/12 at 100.00	AAA	2,202,503
	5.125%, 10/01/35 – FSA Insured (Alternative Minimum Tax)
5,320	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	AAA	5,553,548
	2005B, 5.000%, 6/01/25 – MBIA Insured
	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and
	Improvement Development Unit 9B, Series 2005:
1,290	5.000%, 8/01/23 – MBIA Insured	8/15 at 102.00	AAA	1,377,901
2,145	5.000%, 8/01/29 – MBIA Insured	8/15 at 102.00	AAA	2,259,200
	Ocala, Florida, Utility System Revenue Bonds, Series 2005B:
1,025	5.250%, 10/01/24 – FGIC Insured	10/15 at 100.00	Aaa	1,114,400
2,590	5.000%, 10/01/27 – FGIC Insured	10/15 at 100.00	Aaa	2,716,340
2,320	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004, 5.000%,	4/14 at 100.00	Aaa	2,446,231
	4/01/23 – MBIA Insured
	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003:
2,110	5.000%, 8/15/17 – FSA Insured	8/13 at 100.00	Aaa	2,252,910
2,225	5.000%, 8/15/18 – FSA Insured	8/13 at 100.00	Aaa	2,371,983

77,965	Total Florida			81,862,405

	Georgia – 0.6% (0.4% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 – FSA	11/14 at 100.00	AAA	1,055,390
	Insured
1,520	College Park Business and Industrial Development Authority, Georgia, Revenue Bonds, Public	9/14 at 102.00	AAA	1,657,788
	Safety Project, Series 2004, 5.250%, 9/01/23 – MBIA Insured
	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science
	Building, Series 2004:
1,695	5.250%, 5/01/19 – MBIA Insured	5/14 at 100.00	AAA	1,852,127
1,135	5.250%, 5/01/20 – MBIA Insured	5/14 at 100.00	AAA	1,239,375
1,250	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health	8/06 at 102.00	AAA	1,286,425
	Systems, Series 1996, 5.250%, 8/01/13 – MBIA Insured
640	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health	8/06 at 102.00	AAA	658,963
	Systems, Series 1996, 5.250%, 8/01/13 (Pre-refunded 8/01/06) – MBIA Insured

7,240	Total Georgia			7,750,068

	Hawaii – 3.2% (2.1% of Total Investments)
24,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	5/06 at 101.00	AAA	24,648,428
	Company Inc., Series 1996A, 6.200%, 5/01/26 – MBIA Insured (Alternative Minimum Tax)
	Hawaii, General Obligation Bonds, Series 2005DF:
10,000	5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AAA	10,564,800
5,000	5.000%, 7/01/25 – AMBAC Insured	7/15 at 100.00	AAA	5,278,400

39,250	Total Hawaii			40,491,628

	Idaho – 0.1% (0.1% of Total Investments)
645	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-1, 6.750%, 7/01/22	No Opt. Call	Aa1	653,269
580	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-2, 6.900%, 7/01/26	No Opt. Call	Aa1	588,039
	(Alternative Minimum Tax)
630	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1995B, 6.600%, 7/01/27	7/06 at 101.00	Aaa	632,583
	(Alternative Minimum Tax)

1,855	Total Idaho			1,873,891

	Illinois – 6.1% (4.0% of Total Investments)
1,050	Bedford Park, Illinois, General Obligation Bonds, Series 2004A, 5.250%, 12/15/20 – FSA Insured	12/14 at 100.00	AAA	1,143,408
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Refunding Bonds, O’Hare
	International Airport, Series 2001E:
4,615	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	4,926,651
4,870	5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	5,198,871
7,200	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	7,774,416
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
2,635	Eastern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 1989, 0.000%,	4/06 at 82.25	AAA	2,155,035
	10/01/09 – MBIA Insured
10,000	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.500%,	5/08 at 101.00	AAA	10,462,700
	5/15/21 – MBIA Insured
2,095	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	12/07 at 100.00	Aaa	2,175,385
	5.800%, 6/01/30 – MBIA Insured
4,500	Illinois Health Facilities Authority, Revenue Bonds, Alexian Brothers Health System, Series	1/09 at 101.00	AAA	4,730,625
	1999, 5.000%, 1/01/19 (Pre-refunded 1/01/09) – FSA Insured
7,000	Illinois Health Facilities Authority, Revenue Bonds, Hospital Sisters Services Inc. Obligated	6/08 at 101.00	Aaa	7,244,090
	Group, Series 1998A, 5.000%, 6/01/18 – MBIA Insured
22,410	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.125%, 2/01/27 –	2/12 at 100.00	AAA	23,330,603
	FGIC Insured
	Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
4,260	5.000%, 12/01/22 – FGIC Insured	12/14 at 100.00	AAA	4,494,641
2,365	5.000%, 12/01/23 – FGIC Insured	12/14 at 100.00	AAA	2,489,919

73,000	Total Illinois			76,126,344

	Indiana – 3.2% (2.1% of Total Investments)
2,350	Cloverdale Multi-School Building Corporation, Putnam and Owen Counties, Indiana, First	7/15 at 100.00	AAA	2,466,396
	Mortgage Bonds, Series 2005, 5.000%, 7/15/24 – MBIA Insured
2,030	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	7/13 at 100.00	AAA	2,142,564
	Bonds, Series 2003, 5.000%, 7/15/20 – FGIC Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 –	No Opt. Call	AAA	7,135,600
	AMBAC Insured
3,250	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	3,555,695
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – MBIA Insured
1,340	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AAA	1,395,731
	Series 2004, 5.000%, 1/15/25 – FSA Insured
	Noblesville Redevelopment Authority, Indiana, Economic Development Lease Rental Bonds, Exit 10
	Project, Series 2003:
3,110	5.000%, 1/15/21 – AMBAC Insured	7/13 at 100.00	AAA	3,256,637
5,000	5.000%, 1/15/28 – AMBAC Insured	7/13 at 100.00	AAA	5,174,350
10,000	Purdue University, Indiana, Student Fee Bonds, Series 2002O, 5.000%, 7/01/19 – MBIA Insured	1/12 at 100.00	AAA	10,600,300
3,705	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage	7/13 at 100.00	AAA	3,983,283
	Bonds, Series 2003, 5.000%, 7/15/16 – FSA Insured

50,785	Total Indiana			39,710,556

	Kansas – 0.7% (0.4% of Total Investments)
1,055	Butler County Unified School District 394, Kansas, General Obligation Bonds, Series 2004,	9/14 at 100.00	AAA	1,125,052
	5.000%, 9/01/20 – FSA Insured
2,055	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/23 – FSA Insured	9/14 at 101.00	AAA	2,187,527
5,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System,	9/09 at 100.00	AAA	5,295,650
	Series 1999A, 5.650%, 9/01/29 – AMBAC Insured

8,110	Total Kansas			8,608,229

	Kentucky – 1.5% (1.0% of Total Investments)
3,870	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	6/14 at 100.00	Aaa	4,112,146
	Series 2004, 5.000%, 6/01/20 – MBIA Insured
12,980	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	11/11 at 101.00	AAA	14,123,798
	System Revenue Bonds, Series 2001A, 5.500%, 5/15/34 – MBIA Insured

16,850	Total Kentucky			18,235,944

	Louisiana – 2.3% (1.5% of Total Investments)
5,000	De Soto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	9/09 at 102.00	AAA	5,447,550
	Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured
3,025	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 –	11/14 at 100.00	AAA	3,231,396
	MBIA Insured
1,640	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	1,739,482
	2004, 5.250%, 7/01/24 – MBIA Insured
	Louisiana, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,400	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	AAA	2,509,224
4,415	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AAA	4,602,284
5,000	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	AAA	5,204,400
6,455	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	6/06 at 103.00	AAA	6,657,429
	5.950%, 11/01/15 – FSA Insured

27,935	Total Louisiana			29,391,765

	Maine – 0.2% (0.2% of Total Investments)
3,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2003B, 5.000%,	7/13 at 100.00	AAA	3,094,530
	7/01/28 – FSA Insured

	Maryland – 0.5% (0.4% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 (WI/DD, Settling 2/08/06) – XLCA Insured	9/16 at 100.00	AAA	1,134,525
5,345	5.250%, 9/01/28 (WI/DD, Settling 2/08/06) – XLCA Insured	9/16 at 100.00	AAA	5,765,812

6,395	Total Maryland			6,900,337

	Massachusetts – 4.5% (3.0% of Total Investments)
22,500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/12 at 101.00	AAA	24,141,600
	Series 2002A, 5.375%, 1/01/42 – AMBAC Insured
11,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	11,663,410
	5.000%, 8/15/23 – FSA Insured
15,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23	1/14 at 100.00	AAA	16,447,650
	(Pre-refunded 1/01/14) – FGIC Insured
	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series
	2004-1:
1,500	5.375%, 11/01/20 – AMBAC Insured	11/14 at 100.00	AAA	1,656,390
2,500	5.375%, 11/01/21 – AMBAC Insured	11/14 at 100.00	AAA	2,756,775

52,500	Total Massachusetts			56,665,825

	Michigan – 7.4% (4.8% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AAA	6,783,170
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – FSA Insured
6,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – MBIA Insured	10/11 at 100.00	AAA	6,491,700
7,420	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/07 at 101.00	AAA	7,595,260
	7/01/27 – MBIA Insured
1,280	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/07 at 101.00	AAA	1,322,509
	7/01/27 (Pre-refunded 7/01/07) – MBIA Insured
	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A:
15,825	5.750%, 7/01/26 (Pre-refunded 1/01/10) – FGIC Insured	1/10 at 101.00	AAA	17,264,442
20,000	5.875%, 7/01/27 (Pre-refunded 1/01/10) – FGIC Insured	1/10 at 101.00	AAA	21,910,000
8,000	Gaylord Community Schools, Otsego and Antrim Counties, Michigan, School Building and Site	5/07 at 37.75	AAA	2,897,280
	Refunding Bonds, Series 1992, 0.000%, 5/01/21 (Pre-refunded 5/01/07) – MBIA Insured
1,085	Grand Rapids Community College, Kent County, Michigan, General Obligation Refunding Bonds,	5/13 at 100.00	AAA	1,177,019
	Series 2003, 5.250%, 5/01/20 – AMBAC Insured
27,000	Okemos Public School District, Ingham County, Michigan, School Building and Site Bonds, Series	5/06 at 34.54	AAA	9,252,090
	1991I, 0.000%, 5/01/21 (Pre-refunded 5/01/06) – MBIA Insured
6,850	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	12/08 at 101.00	AAA	7,169,210
	Series 1998A, 5.375%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)
10,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	10,697,000
	Metropolitan Wayne County Airport, Series 2001A, 5.250%, 12/01/25 – MBIA Insured

108,950	Total Michigan			92,559,680

	Minnesota – 1.1% (0.7% of Total Investments)
13,020	St. Paul Housing and Redevelopment Authority, Minnesota, GNMA Collateralized Multifamily	12/11 at 102.00	Aaa	13,926,322
	Housing Revenue Bonds, Marian Center Project, Series 2001A, 6.450%, 6/20/43

	Nebraska – 0.3% (0.1% of Total Investments)
	Nebraska Public Power District, General Revenue Bonds, Series 2005A:
1,000	5.000%, 1/01/24 – FSA Insured	1/15 at 100.00	AAA	1,055,530
1,000	5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	1,054,010

2,000	Total Nebraska			2,109,540

	Nevada – 8.3% (5.5% of Total Investments)
12,105	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AAA	12,446,119
	Series 2002, 5.000%, 6/01/32 – MBIA Insured
7,370	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 –	7/14 at 100.00	AAA	7,746,386
	FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
15,000	5.625%, 1/01/34 – AMBAC Insured	1/10 at 102.00	AAA	16,211,550
13,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	13,582,660
315	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1994B-1, 6.700%, 10/01/17	4/06 at 100.00	Aa2	315,964
240	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1994B-2, 6.950%, 10/01/26	4/06 at 100.00	Aa2	240,233
	(Alternative Minimum Tax)
14,985	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 – FGIC Insured	6/12 at 100.00	AAA	16,001,582
25,300	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 (Pre-refunded	6/12 at 100.00	AAA	27,829,241
	6/01/12) – FGIC Insured
10,000	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	AAA	10,402,000
	Corridor Project, Series 2002, 5.125%, 6/01/27 – AMBAC Insured

98,315	Total Nevada			104,775,735

	New Jersey – 2.6% (1.7% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – MBIA Insured	10/14 at 100.00	Aaa	2,138,360
2,250	5.125%, 10/01/22 – MBIA Insured	10/14 at 100.00	Aaa	2,400,593
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series
	2004A:
3,850	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AAA	4,070,528
3,850	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA	4,062,135
2,120	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004E,	7/14 at 100.00	AAA	2,250,719
	5.000%, 7/01/21 – FGIC Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
8,250	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	8,805,802
2,000	5.000%, 1/01/23 – FSA Insured	7/13 at 100.00	AAA	2,105,540
3,320	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/21 – FSA Insured	1/15 at 100.00	AAA	3,532,248
2,795	Rutgers State University, New Jersey, Revenue Bonds, Series 2004E, 5.000%, 5/01/22 – FGIC	5/14 at 100.00	AAA	2,954,371
	Insured

30,435	Total New Jersey			32,320,296

	New Mexico – 0.3% (0.1% of Total Investments)
3,660	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	3,834,143
	5.000%, 6/15/25 – MBIA Insured

	New York – 7.8% (5.1% of Total Investments)
1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,983,814
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,055,400
	Improvements, Series 2005D, 5.000%, 2/15/23 – FGIC Insured
3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	3,521,060
	2005F, 5.000%, 3/15/24 – AMBAC Insured
8,685	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	9,109,783
	5.300%, 12/01/19 – FSA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,500	5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	AAA	2,643,500
5,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AAA	5,255,800
1,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	1,583,190
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/25 – MBIA Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
4,825	5.000%, 10/15/24 – MBIA Insured	10/14 at 100.00	AAA	5,101,907
1,665	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	1,758,074
10,525	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC	4/15 at 100.00	AAA	11,041,041
	Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/21 –	9/15 at 100.00	AAA	5,318,800
	AMBAC Insured
5,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/26 – AMBAC	1/15 at 100.00	AAA	5,254,900
	Insured
3,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 4.750%, 1/01/29 – FSA	7/15 at 100.00	AAA	3,053,490
	Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
3,770	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	4,030,582
7,000	5.000%, 4/01/22 – AMBAC Insured	10/15 at 100.00	AAA	7,455,070
3,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2005A,	3/15 at 100.00	AAA	3,749,935
	5.000%, 3/15/19 – FSA Insured
3,650	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	3,850,823
	5.000%, 3/15/25 – FSA Insured
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series
	2004A-1:
1,000	5.000%, 3/15/23 – FGIC Insured	3/14 at 100.00	AAA	1,052,770
5,000	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	5,249,800
15,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	AAA	15,491,100
	Refunding Bonds, Series 2002E, 5.000%, 11/15/32 – MBIA Insured

92,835	Total New York			97,560,839

	North Carolina – 1.4% (0.9% of Total Investments)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,115	5.000%, 5/01/22 – FGIC Insured	5/14 at 100.00	AAA	2,234,075
2,575	5.000%, 5/01/26 – FGIC Insured	5/14 at 100.00	AAA	2,698,008
5,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	5,426,100
	1/01/16 – FSA Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A:
3,205	5.000%, 5/01/23 – AMBAC Insured	5/15 at 100.00	Aaa	3,383,294
3,295	5.000%, 5/01/24 – AMBAC Insured	5/15 at 100.00	Aaa	3,470,558

16,190	Total North Carolina			17,212,035

	North Dakota – 0.9% (0.6% of Total Investments)
	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus Project, Series 2005A:
2,195	5.000%, 12/15/22 – MBIA Insured	12/15 at 100.00	Aaa	2,336,534
1,355	5.000%, 12/15/23 – MBIA Insured	12/15 at 100.00	Aaa	1,438,983
3,000	5.000%, 12/15/24 – MBIA Insured	12/15 at 100.00	Aaa	3,178,500
3,600	North Dakota Water Commission, Water Development and Management Program Bonds, Series 2005B,	8/15 at 100.00	AAA	3,802,032
	5.000%, 8/01/25 – MBIA Insured

10,150	Total North Dakota			10,756,049

	Ohio – 2.9% (1.9% of Total Investments)
2,650	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24 – FGIC	6/14 at 100.00	AAA	2,879,305
	Insured
2,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	2,173,680
	5.250%, 12/01/25 – FSA Insured
2,385	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/22 –	6/14 at 100.00	AAA	2,499,909
	AMBAC Insured
2,205	Hamilton City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 –	6/15 at 100.00	Aaa	2,333,816
	MBIA Insured
20,100	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/09 at 101.00	AAA	21,271,629
	5.375%, 11/15/39 – AMBAC Insured
3,000	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	Aaa	3,127,080
	5.000%, 12/01/28 – FSA Insured
1,530	Tallmadge City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/28 –	6/15 at 100.00	AAA	1,602,537
	FSA Insured

33,870	Total Ohio			35,887,956

	Oklahoma – 1.7% (1.1% of Total Investments)
2,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AAA	2,643,175
	7/01/24 – AMBAC Insured
5,265	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	5,623,810
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)
5,245	Oklahoma State Industries Authority, Revenue Bonds, Oklahoma Medical Research Foundation,	2/11 at 100.00	Aaa	5,550,888
	Series 2001, 5.250%, 2/01/21 – AMBAC Insured
2,515	Oklahoma State University, Athletic Facilities Revenue Bonds, Series 2004, 5.000%, 8/01/34 –	8/14 at 100.00	AAA	2,613,110
	AMBAC Insured
4,880	University of Oklahoma, Student Housing Revenue Bonds, Series 2004, 5.000%, 7/01/22 – AMBAC	7/14 at 100.00	Aaa	5,156,013
	Insured

20,405	Total Oklahoma			21,586,996

	Oregon – 0.8% (0.5% of Total Investments)
	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A:
2,535	5.000%, 5/01/25 – FSA Insured	5/15 at 100.00	AAA	2,660,204
2,115	5.000%, 5/01/30 – FSA Insured	5/15 at 100.00	AAA	2,199,833
3,470	Oregon Department of Administrative Services, Certificates of Participation, Series 2005B,	11/15 at 100.00	AAA	3,723,032
	5.000%, 11/01/18 – FGIC Insured
1,385	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series	7/06 at 101.00	Aa2	1,412,271
	1995A, 6.450%, 7/01/26 (Alternative Minimum Tax)

9,505	Total Oregon			9,995,340

	Pennsylvania – 1.3% (0.9% of Total Investments)
1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	AAA	1,886,112
	2005A, 5.000%, 5/01/28 – MBIA Insured
6,335	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	8/15 at 100.00	Aaa	6,625,903
	Series 2005B, 5.000%, 2/15/30 – FSA Insured
	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005:
3,285	5.000%, 1/15/22 – FSA Insured	1/16 at 100.00	AAA	3,498,328
3,450	5.000%, 1/15/23 – FSA Insured	1/16 at 100.00	AAA	3,665,383
1,000	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – MBIA	12/15 at 100.00	AAA	1,040,530
	Insured

15,870	Total Pennsylvania			16,716,256

	Puerto Rico – 0.5% (0.3% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30 –	7/15 at 100.00	AAA	2,611,600
	XLCA Insured
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%,	7/13 at 100.00	AAA	2,182,460
	7/01/19 – FGIC Insured
1,550	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AAA	1,733,102

6,050	Total Puerto Rico			6,527,162

	Rhode Island – 2.1% (1.4% of Total Investments)
2,195	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	7/06 at 100.00	AAA	2,211,506
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%, 7/01/25 –
	MBIA Insured
20,475	Rhode Island Depositors Economic Protection Corporation, Special Obligation Refunding Bonds,	2/11 at 100.00	AAA	22,129,994
	Series 1993B, 5.250%, 8/01/21 (Pre-refunded 2/01/11) – MBIA Insured
1,405	Rhode Island Health and Educational Building Corporation, Higher Education Auxiliary	9/14 at 100.00	Aaa	1,549,265
	Enterprise Revenue Bonds, Series 2004A, 5.500%, 9/15/24 – AMBAC Insured

24,075	Total Rhode Island			25,890,765

	South Carolina – 3.9% (2.6% of Total Investments)
10,000	Beaufort County, South Carolina, Tax Increment Bonds, New River Redevelopment Project, Series	12/12 at 100.00	AAA	10,371,100
	2002, 5.000%, 6/01/27 – MBIA Insured
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
2,000	5.250%, 8/15/22 – MBIA Insured	8/14 at 100.00	AAA	2,141,940
2,105	5.250%, 8/15/23 – MBIA Insured	8/14 at 100.00	AAA	2,249,719
4,855	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	No Opt. Call	AAA	3,498,028
	1/01/13 (ETM) – AMBAC Insured
7,955	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	No Opt. Call	AAA	5,738,180
	1/01/13 – AMBAC Insured
9,190	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	7/09 at 76.63	AAA	6,244,881
	1/01/13 (Pre-refunded 7/01/09) – AMBAC Insured
8,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	AAA	8,523,040
	Electric and Gas Company, Series 2002A, 5.200%, 11/01/27 – AMBAC Insured
10,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	AAA	10,522,000
	Electric and Gas Company, Series 2002B, 5.450%, 11/01/32 – AMBAC Insured (Alternative Minimum
	Tax)

54,105	Total South Carolina			49,288,888

	Tennessee – 0.5% (0.4% of Total Investments)
6,455	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A,	3/11 at 100.00	AAA	6,855,016
	5.500%, 3/01/18 – FSA Insured (Alternative Minimum Tax)

	Texas – 16.5% (10.8% of Total Investments)
	Austin, Texas, Tax and Revenue Solid Waste Certificates of Obligation, Series 2002:
2,150	5.375%, 9/01/18 (Pre-refunded 9/01/12) – MBIA Insured	9/12 at 100.00	AAA	2,366,290
2,250	5.375%, 9/01/19 (Pre-refunded 9/01/12) – MBIA Insured	9/12 at 100.00	AAA	2,476,350
22,650	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998C,	5/08 at 102.00	AAA	23,758,944
	5.125%, 5/01/19 – AMBAC Insured
521	Capital Area Housing Finance Corporation, Texas, FNMA Backed Single Family Mortgage Revenue	4/12 at 106.00	AAA	526,466
	Refunding Bonds, Series 2002A-2, 6.300%, 4/01/35 – AMBAC Insured (Alternative Minimum Tax)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2000A, 6.125%,	11/09 at 100.00	AAA	13,444,875
	11/01/35 – FGIC Insured (Alternative Minimum Tax)
	Harris County, Texas, Toll Road Senior Lien Revenue Bonds, Series 1989:
9,000	0.000%, 8/15/18 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 53.84	AAA	4,275,720
39,000	0.000%, 8/15/19 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 50.26	AAA	17,296,110
7,280	0.000%, 8/15/20 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 46.91	AAA	3,013,920
5,085	0.000%, 8/15/21 (Pre-refunded 8/15/09) – AMBAC Insured	8/09 at 43.80	AAA	1,965,200
25,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	25,965,250
	2001B, 5.250%, 11/15/40 – MBIA Insured
4,671	Houston Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Multifamily Housing	9/11 at 105.00	Aaa	4,931,268
	Revenue Bonds, RRG Apartments Project, Series 2001, 6.350%, 3/20/42
	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
4,000	5.250%, 5/15/24 – FGIC Insured	5/14 at 100.00	AAA	4,278,160
5,000	5.250%, 5/15/25 – MBIA Insured	5/14 at 100.00	AAA	5,340,500
6,570	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001A, 5.375%, 3/01/19	3/11 at 100.00	AAA	7,121,420
	(Pre-refunded 3/01/11) – FSA Insured
17,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/11 at 100.00	AAA	18,247,950
	Project, Series 2001B, 5.250%, 9/01/33 – AMBAC Insured
4,170	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 –	7/10 at 100.00	AAA	4,432,085
	FSA Insured
23,865	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage	8/11 at 100.00	AAA	25,150,846
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.500%, 8/15/41 – AMBAC
	Insured
8,205	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	5/11 at 100.00	AAA	8,625,342
	5.000%, 5/15/21 – MBIA Insured
	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds,
	Series 2001B:
3,205	5.500%, 10/01/18 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	AAA	3,417,139
3,375	5.500%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	AAA	3,598,391
7,205	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 2001, 5.375%, 7/01/15 –	7/11 at 101.00	AAA	7,684,853
	FGIC Insured (Alternative Minimum Tax)
	Tarrant County Health Facilities Development Corporation, Texas, Revenue Bonds, Texas Health
	Resources System, Series 1997A:
2,900	5.250%, 2/15/22 – MBIA Insured	2/08 at 102.00	AAA	3,038,939
6,820	5.000%, 2/15/26 – MBIA Insured	2/08 at 101.00	AAA	6,936,963
7,410	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds,	9/06 at 102.00	AAA	7,610,144
	Series 1996D, 6.250%, 9/01/28 – MBIA Insured (Alternative Minimum Tax)
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	11/09 at 100.00	AAA	1,943,261
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured

232,172	Total Texas			207,446,386

	Utah – 0.3% (0.1% of Total Investments)
2,000	Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003, 5.000%, 7/01/28 – FGIC Insured	7/13 at 100.00	AAA	2,078,380
1,810	Utah Housing Finance Agency, FHA-Insured Section 8 Assisted Multifamily Housing Revenue Bonds,	7/06 at 100.00	AA	1,813,023
	Series 1992A, 7.400%, 7/01/24

3,810	Total Utah			3,891,403

	Virginia – 2.3% (1.5% of Total Investments)
8,000	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	8,336,880
	5.000%, 6/15/30 – MBIA Insured
1,035	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety	6/14 at 100.00	AAA	1,124,310
	Facilities, Series 2003A, 5.250%, 12/15/20 – FSA Insured
4,840	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AAA	5,191,045
	5.500%, 10/01/19 – MBIA Insured (Alternative Minimum Tax)
4,265	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2004A,	10/14 at 100.00	AAA	4,515,270
	5.000%, 10/01/20 – MBIA Insured
10,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.375%,	7/11 at 100.00	AAA	10,280,600
	7/01/36 – MBIA Insured

28,140	Total Virginia			29,448,105

	Washington – 1.2% (0.8% of Total Investments)
2,500	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AAA	2,595,550
	Development, Series 2005A, 5.000%, 1/01/29 – FGIC Insured
3,500	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	3,671,710
	5.000%, 10/01/24 – FGIC Insured
3,195	Kitsap County, Washington, Limited Tax General Obligation Bonds, Series 2000, 5.500%, 7/01/25	7/10 at 100.00	AAA	3,459,067
	(Pre-refunded 7/01/10) – AMBAC Insured
4,250	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	7/06 at 100.00	AAA	5,033,403
	Series 1989, 6.650%, 1/01/16 (ETM) – FGIC Insured

13,445	Total Washington			14,759,730

	West Virginia – 0.8% (0.5% of Total Investments)
10,000	Harrison County Commission, West Virginia, Solid Waste Disposal Revenue Bonds, West Penn Power	5/06 at 100.00	AAA	10,073,600
	Company – Harrison Station, Series 1993B, 6.300%, 5/01/23 – MBIA Insured (Alternative Minimum
	Tax)

	Wisconsin – 4.1% (2.7% of Total Investments)
18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	8/07 at 102.00	AAA	18,748,980
	Series 1997, 5.250%, 8/15/17 – MBIA Insured
15,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/07 at 102.00	AAA	15,595,050
	Series 1997, 5.750%, 2/15/27 – MBIA Insured
680	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 1992A,	7/06 at 100.00	AAA	681,142
	6.850%, 11/01/12 – MBIA Insured
1,675	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AAA	1,744,529
	5.000%, 7/01/30 – AMBAC Insured
2,890	Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 – FGIC Insured	5/14 at 100.00	AAA	3,148,742
10,945	Wisconsin, General Obligation Bonds, Series 2004-4, 5.000%, 5/01/20 – MBIA Insured	5/14 at 100.00	AAA	11,624,028

49,190	Total Wisconsin			51,542,471

$ 1,968,132	Total Investments (cost $1,798,126,884) – 152.4%			1,913,157,020

	Other Assets Less Liabilities – 1.8%			22,418,140

	Preferred Shares, at Liquidation Value – (54.2)%			(680,000,000)

	Net Assets Applicable to Common Shares – 100%			$1,255,575,160

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody's Investor
Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
WI/DD	Investment purchased on a when-issued or delayed delivery basis.
(ETM)	Security is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At January 31, 2006, the cost of investments was $1,796,724,282.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

Gross unrealized:
Appreciation	$117,031,444
Depreciation	(598,706)

Net unrealized appreciation (depreciation) of investments	$116,432,738

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Municipal Opportunity Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2006

* Print the name and title of each signing officer under his or her signature.